Leases	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASES

NOTE 10. LEASES

The Group as lessor

The Group acts as a lessor of dedicated security-related systems and equipment, and recorded the income from the leases as revenues in the unaudited condensed consolidated statements of income. Equipment leasing income was HK$2,628,120 and HK$2,321,530 for the six months ended March 31, 2024 and 2025, respectively.

The leases are classified as operating leases, which have remaining terms of 1 to 35 months. The equipment leasing income is recognized on a straight-line basis over the lease term.

Assets leased under operating leases are included in property and equipment, net in the unaudited condensed consolidated balance sheets and depreciated over its estimated useful life. It had a cost of HK$14,510,730 and HK$9,281,580 as of September 30, 2024 and March 31, 2025, respectively, and accumulated depreciation associated with these assets was HK$6,750,528 and HK$4,027,120 as of September 30, 2024 and March 31, 2025, respectively. Depreciation expense amounted to HK$784,994 and HK$711,225 for the six months ended March 31, 2024 and 2025, respectively.

There were no variable lease conditions or purchase options.

The Group as lessee

The Group leases land use rights in Hong Kong, and leases training center, offices, workshops, warehouse, and carparking spaces under operating leases with terms ranging from 1 to 4 years. For the lease of land, the Group signed an agreement on November 8, 2007 for leasing the land use rights associated with a parcel of land, on which the Group’s workshop is located. Payments were made upfront to obtain the leased land from the owner with a lease period of 55 years.

The Group considers those termination options that are reasonably certain not to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Leases with initial term of 12 months or less are short-term leases not recorded on the unaudited condensed consolidated balance sheets. Lease expenses for short-term leases are recognized on a straight-line basis over the lease term.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating leases related assets and liabilities recorded on the unaudited condensed consolidated balance sheets:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Operating lease ROU assets, net	5,496,985	4,543,234
Operating lease liabilities – current	1,935,187	1,580,205
Operating lease liabilities – non-current	3,004,974	2,380,571
	4,940,161	3,960,776

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,	As of March 31,
	2024	2025
Weighted average remaining lease term (years)	8.28	9.01
Weighted average discount rate	6.20%	6.15%

A summary of lease expenses recognized in the Group’s unaudited condensed consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Operating lease expenses excluding short-term lease expense	483,000	1,097,367
Operating cash flows used in operating leases	471,900	1,123,000
Short-term lease cost	561,576	209,719

The following is a schedule, by year, of maturities of operating lease liabilities as of March 31, 2025:

Twelve months ended March 31,	HK$
2026	1,778,000
2027	1,176,000
2028	1,176,000
2029	196,000
Total lease payments	4,326,000
Less: imputed interest	(365,224)
Present value of operating lease liabilities	3,960,776
Less: operating lease liabilities – non-current	(1,580,205)
Operating lease liabilities – current	2,380,571